Stock-Based Compensation (Details Narrative) - The Arena Group Holdings Inc [Member] - USD ($)									3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 22, 2022	Mar. 18, 2022	Oct. 07, 2021	Oct. 07, 2021	Jun. 04, 2021	Jun. 03, 2021	Jan. 08, 2021	Jan. 08, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 02, 2022	Dec. 15, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, granted	232,816	4,343,017
Incremental costs	$ 321,000	$ 6,061,000
Issuance of common stock in connection with public offering										$ 30,490,000	$ 30,490,000	$ 19,838,000
Share based compensation aggregate intrinsic value		$ 143,000
Number of shares, vested											684,867
Weighted average remaining contractual term											6 years 6 months 18 days
Intrinsic value of stock option											$ 5,534,000
Share price											$ 10.61
Weighted Average Exercise Price, Granted		$ 8.82
Original award repricing date		$ 5,918,000
ABG Time Based Warrans [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Incremental costs					$ 417,000
Warrant to purchase common stock					99,954
Warrant exercise price increase					$ 9.24
ABG Performance Based Warrans [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Incremental costs					$ 618,000
Warrant to purchase common stock					149,931
Warrant exercise price increase					$ 9.24
Sports Illustrated Licensing Agreement [Member] | ABG Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Intrinsic value of stock option											$ 411,000
Fair market value of stock option											$ 10.61
Sports Illustrated Licensing Agreement [Member] | ABG Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant to purchase common stock											999,540
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, vested											97,403
Share price														$ 88.00
Restricted Stock [Member] | Board of Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, granted				18,940
Incremental costs				$ 41,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock award gross	725,000
Issuance of common stock in connection with public offering											$ 8,707,000	285,000
2022 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized to issue											1,800,000		1,800,000
Number of shares, granted											964,455
Equity 2019 Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, granted											1,370,217
Aggregate grant date fair value											$ 7,194,000	$ 29,124,000
Weighted-average grant-date fair value											$ 5.25	$ 12.23
Share based compensation aggregate intrinsic value											$ 12,694,000	$ 14,808,000
Common stock options vested											$ 1,507,000	$ 50,000
Weighted average remaining contractual term											7 years
Weighted Average Exercise Price, Granted											$ 10.64
Equity 2019 Incentive Plan [Member] | Revenue Targets [Member] | Stock Option 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, granted								194,319
Equity 2019 Incentive Plan [Member] | Stock Price Targets [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, granted			65,951			659,511
Incremental costs			$ 267,912,000			$ 513,000
Number of shares, vested						568,601
Equity 2019 Incentive Plan [Member] | Stock Price Targets [Member] | Consulting Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Incremental costs						$ 51,000
Number of shares, vested						90,910
Equity 2019 Incentive Plan [Member] | Stock Price Targets [Member] | Stock Option 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, granted								475,946
Equity 2019 Incentive Plan [Member] | Stock Price Targets [Member] | Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Incremental costs								$ 125,000
Equity 2019 Incentive Plan [Member] | Stock Price Targets [Member] | Stock Option 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, granted								572,674
Incremental costs								$ 14,000
2016 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, granted			7,160			102,272
Incremental costs				$ 0		$ 0	$ 35,000
2016 Stock Incentive Plan [Member] | Revenue Targets [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, granted							10,000
2016 Stock Incentive Plan [Member] | Publishing Onboarding Targets [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, granted							9,091
Incremental costs							$ 0
Publisher Partner Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Intrinsic value of stock option											$ 0
Warrant to purchase common stock											90,910
Fair market value of stock option											$ 10.61
Warrant expiration term											5 years